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[LOGO OF PRUDENTIAL]           Douglas Scully
                               Vice President, Corporate Counsel

                               One Corporate Drive, Shelton CT 06484
                               Tel 203-925-6960
                               douglas.scully@prudential.com

October 16, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Pruco Life Insurance Company of New Jersey ("Depositor")
    Pruco Life of New Jersey Flexible Premium Variable
    Annuity Account ("Registrant")
    Post-Effective Amendments to Registration Statements on Form N-4 Rule 485(b) under the Securities Act of 1933

Members of the Commission:

On behalf of the above-referenced Registrant, and in accordance with Rule 485(b) under the Securities Act of 1933, we enclose post-effective amendments to each of the Registration Statements shown below.

               File No.                             1940 Act No.
               --------                             ------------
              333-162676                              811-07975
              333-184889                              811-07975

As counsel to the Registrant, I represent that each filing does not contain disclosure that would render the filing ineligible to become effective under Rule 485(b).

Please call me at (203) 925-6960 if you have any questions.

Very truly yours,

/s/ Douglas Scully
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Douglas Scully